Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Employee Benefits Payable

Description	12/31/2019	12/31/2018	12/31/2017
Remunerations	14,659,764	14,487,872	14,856,783
Payroll taxes (see note 49.1.c)	4,303,126	2,819,542	2,711,615
Compensations and bonuses to employees	1,749,590	1,405,378	1,183,236
Employee services	490,116	479,910	533,499

	21,202,596	19,192,702	19,285,133